NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Provident VA Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2016

Assets:
Investments at fair value:
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
4,963 shares (cost $155,068)	$187,913
NVIT Nationwide Fund - Class IV (TRF4)
27,030 shares (cost $261,451)	432,474
NVIT Government Bond Fund - Class IV (GBF4)
22,405 shares (cost $261,592)	239,961
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,137 shares (cost $34,317)	39,117
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
9,115 shares (cost $83,611)	87,960
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
29,897 shares (cost $278,382)	303,158
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
6,068 shares (cost $64,451)	90,297
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
10,543 shares (cost $171,755)	226,141
NVIT S&P 500 Index Fund - Class IV (GVEX4)
83,055 shares (cost $751,040)	1,251,640
NVIT Large Cap Growth Fund - Class I (NVOLG1)
88,184 shares (cost $1,481,362)	1,403,011
NVIT Large Cap Growth Fund - Class II (NVOLG2)
375 shares (cost $6,182)	5,922
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
9,081 shares (cost $92,101)	159,644
NVIT Money Market Fund - Class IV (SAM4)
518,486 shares (cost $518,486)	518,486
Growth and Income Portfolio - Initial Shares (DGI)
7,768 shares (cost $162,029)	223,786
Variable Series I - DWS Bond VIP - Class A (SVSB1)
21,307 shares (cost $119,480)	117,616
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
39,151 shares (cost $312,156)	515,222
Variable Series I - DWS International VIP - Class A (SVSI1)
19,417 shares (cost $145,547)	125,627
Managed Volatility Fund II (FVU2)
6,491 shares (cost $55,640)	61,797
Fund for US Government Securities II (FVUS2)
9,834 shares (cost $109,864)	106,011
Equity-Income Portfolio - Initial Class (FEIP)
32,506 shares (cost $601,391)	714,163
High Income Portfolio - Initial Class (FHIP)
33,801 shares (cost $187,060)	181,848
VIP Asset Manager Portfolio - Initial Class (FAMP)
33,554 shares (cost $479,219)	512,706
VIP Growth Portfolio - Initial Class (FGP)
16,148 shares (cost $580,491)	957,764
VIP Growth Portfolio - Service Class 2 (FG2)
575 shares (cost $17,651)	33,599
VIP Overseas Portfolio - Service Class 2 (FO2)
965 shares (cost $14,245)	17,026
Total Return Portfolio - Administrative Class (PMVTRA)
964 shares (cost $10,803)	10,262
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
4,110 shares (cost $44,127)	33,375

VIP Trust Emerging Markets Fund - Initial Class (VWEM)
10,950 shares (cost $120,962)	113,879
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
3,970 shares (cost $136,294)	95,843
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
7,853 shares (cost $165,460)	203,463
Advantage VT Opportunity Fund - Class 2 (SVOF)
4,264 shares (cost $63,740)	105,192

Total Investments	$9,074,903

Other Accounts Receivable	56
Accounts Receivable - Growth and Income Portfolio - Initial Shares (DGI)	752
Accounts Receivable - VIP Asset Manager Portfolio - Initial Class (FAMP)	503
Accounts Receivable - VIP Growth Portfolio - Service Class 2 (FG2)	145
Accounts Receivable - Managed Volatility Fund II (FVU2)	407
Accounts Receivable - Fund for US Government Securities II (FVUS2)	241
Accounts Receivable - NVIT S&P 500 Index Fund - Class IV (GVEX4)	1,188
Accounts Receivable - NVIT Investor Destinations Moderate Fund - Class II (GVIDM	23
Accounts Receivable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	402
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	424
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	514
Accounts Receivable - Variable Series I - DWS Bond VIP - Class A (SVSB1)	222
Accounts Receivable - Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	301
Accounts Receivable - Variable Series I - DWS International VIP - Class A (SVSI1)	116
Accounts Receivable - NVIT Nationwide Fund - Class IV (TRF4)	635

Accounts Payable - Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(152)
Accounts Payable - Invesco NVIT Comstock Value Fund - Class IV (EIF4)	(173)
Accounts Payable - Equity-Income Portfolio - Initial Class (FEIP)	(319)
Accounts Payable - VIP Growth Portfolio - Initial Class (FGP)	(774)
Accounts Payable - High Income Portfolio - Initial Class (FHIP)	(190)
Accounts Payable - VIP Overseas Portfolio - Service Class 2 (FO2)	(138)
Accounts Payable - NVIT Government Bond Fund - Class IV (GBF4)	(458)
Accounts Payable - NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	(351)
Accounts Payable - NVIT Large Cap Growth Fund - Class II (NVOLG2)	(43)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(44)
Accounts Payable - NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	(164)
Accounts Payable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	(71)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(328)
Accounts Payable - VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	(247)
Accounts Payable - VIP Trust Emerging Markets Fund - Initial Class (VWEM)	(426)
Accounts Payable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(165)

$9,076,789

Contract Owners’ Equity:
Accumulation units	9,076,789

Total Contract Owners’ Equity (note 5)	$9,076,789

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

Investment Activity:	Total	DSRG	TRF4	GBF4	GVIDM	GVDIV4	NVMMG1	SCVF4
Reinvested dividends	$126,964	2,597	5,926	4,852	747	2,577	-	521
Mortality and expense risk charges (note 2d)	(124,559)	(2,713)	(5,646)	(3,572)	(671)	(1,262)	(3,978)	(1,147)

Net investment income (loss)	2,405	(116)	280	1,280	76	1,315	(3,978)	(626)

Realized gain (loss) on investments	208,694	10,498	1,051	(1,259)	2,899	(325)	1,635	6,110
Change in unrealized gain (loss) on investments	(390,488)	(14,240)	37,359	(897)	(3,132)	1,508	(16,632)	5,210

Net gain (loss) on investments	(181,794)	(3,742)	38,410	(2,156)	(233)	1,183	(14,997)	11,320

Reinvested capital gains	699,918	19,735	-	-	2,748	-	33,415	7,941

Net increase (decrease) in contract owners’ equity resulting from operations	$520,529	15,877	38,690	(876)	2,591	2,498	14,440	18,635

Investment Activity:	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4	DGI	SVSB1
Reinvested dividends	$667	22,054	10,308	30	3,910	33	2,548	7,065
Mortality and expense risk charges (note 2d)	(2,847)	(16,868)	(18,779)	(79)	(2,074)	(7,879)	(2,915)	(1,811)

Net investment income (loss)	(2,180)	5,186	(8,471)	(49)	1,836	(7,846)	(367)	5,254

Realized gain (loss) on investments	6,380	46,317	26,804	13	4,897	-	2,594	465
Change in unrealized gain (loss) on investments	5,204	39,185	(303,589)	(1,168)	16,146	-	(8,366)	765

Net gain (loss) on investments	11,584	85,502	(276,785)	(1,155)	21,043	-	(5,772)	1,230

Reinvested capital gains	30,664	22,311	310,366	1,314	-	10	23,460	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,068	112,999	25,110	110	22,879	(7,836)	17,321	6,484

Investment Activity:	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP	FAMP	FGP
Reinvested dividends	$7,552	14,159	2,526	2,748	15,363	9,364	7,586	371
Mortality and expense risk charges (note 2d)	(7,113)	(1,792)	(747)	(1,536)	(9,517)	(2,517)	(7,069)	(13,360)

Net investment income (loss)	439	12,367	1,779	1,212	5,846	6,847	517	(12,989)

Realized gain (loss) on investments	30,832	(18,402)	347	(59)	(22,801)	1,159	926	61,900
Change in unrealized gain (loss) on investments	(37,400)	4,068	1,329	(802)	74,415	13,998	(14,608)	(155,842)

Net gain (loss) on investments	(6,568)	(14,334)	1,676	(861)	51,614	15,157	(13,682)	(93,942)

Reinvested capital gains	48,013	-	-	-	45,723	-	21,479	93,236

Net increase (decrease) in contract owners’ equity resulting from operations	$41,884	(1,967)	3,455	351	103,183	22,004	8,314	(13,695)

Investment Activity:	FG2	FO2	PMVTRA	VWBF	VWEM	VWHA	SVDF	SVOF
Reinvested dividends	$-	219	215	-	527	322	-	2,012
Mortality and expense risk charges (note 2d)	(458)	(239)	(143)	(465)	(1,595)	(1,160)	(2,676)	(1,384)

Net investment income (loss)	(458)	(20)	72	(465)	(1,068)	(838)	(2,676)	628

Realized gain (loss) on investments	329	50	(2)	(492)	1,807	(2,065)	1,919	3,000
Change in unrealized gain (loss) on investments	(3,320)	(1,259)	58	2,563	(2,692)	31,267	(1,827)	(3,732)

Net gain (loss) on investments	(2,991)	(1,209)	56	2,071	(885)	29,202	92	(732)

Reinvested capital gains	3,162	30	-	-	571	-	14,367	9,988

Net increase (decrease) in contract owners’ equity resulting from operations	$(287)	(1,199)	128	1,606	(1,382)	28,364	11,783	9,884

Investment Activity:	CAF4
Reinvested dividends	$165
Mortality and expense risk charges (note 2d)	(547)

Net investment income (loss)	(382)

Realized gain (loss) on investments	42,167
Change in unrealized gain (loss) on investments	(54,057)

Net gain (loss) on investments	(11,890)

Reinvested capital gains	11,385

Net increase (decrease) in contract owners’ equity resulting from operations	$(887)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2016 AND 2015

	Total		DSRG		TRF4		GBF4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,405	(11,099)	(116)	(800)	280	(759)	1,280	967
Realized gain (loss) on investments	208,694	174,375	10,498	3,413	1,051	1,397	(1,259)	(499)
Change in unrealized gain (loss) on investments	(390,488)	(814,811)	(14,240)	(40,551)	37,359	(2,919)	(897)	(4,403)
Reinvested capital gains	699,918	572,907	19,735	27,886	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	520,529	(78,628)	15,877	(10,052)	38,690	(2,281)	(876)	(3,935)

Equity transactions:
Purchase payments received from contract owners (note 2a)	12,858	19,366	150	90	-	(108)	-	(82)
Transfers between subaccounts (including fixed account), net (note 3)	(6,519)	-	(4,637)	871	(279)	78	77	(290)
Redemptions (note 2)	(838,555)	(570,245)	(30,003)	(6,187)	(8,272)	(12,620)	(18,695)	(2,582)
Net policy repayments (loans) (note 2b)	(1,074)	(997)	-	-	-	-	(24)	(20)
Administrative charges (note 2c)	(8,959)	(7,083)	(304)	(259)	(425)	(315)	(319)	(232)
Adjustments to maintain reserves	2,670	(3,265)	315	(1,034)	781	165	(283)	218

Net equity transactions	(839,579)	(562,224)	(34,479)	(6,519)	(8,195)	(12,800)	(19,244)	(2,988)

Net change in contract owners’ equity	(319,050)	(640,852)	(18,602)	(16,571)	30,495	(15,081)	(20,120)	(6,923)
Contract owners’ equity beginning of period	9,395,839	10,036,691	206,363	222,934	402,614	417,695	259,623	266,546

Contract owners’ equity end of period	$9,076,789	9,395,839	187,761	206,363	433,109	402,614	239,503	259,623

CHANGES IN UNITS:
Beginning units	7,389	8,134	128	132	241	285	266	269
Units purchased	40	46	-	-	-	-	-	-
Units redeemed	(772)	(791)	(21)	(4)	(5)	(44)	(19)	(3)

Ending units	6,657	7,389	107	128	236	241	247	266

	GVIDM		GVDIV4		NVMMG1		SCVF4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$76	(5)	1,315	(266)	(3,978)	(4,401)	(626)	(655)
Realized gain (loss) on investments	2,899	4,220	(325)	(1,759)	1,635	8,997	6,110	9,609
Change in unrealized gain (loss) on investments	(3,132)	(7,798)	1,508	(4,825)	(16,632)	(54,554)	5,210	(24,514)
Reinvested capital gains	2,748	2,573	-	-	33,415	45,393	7,941	8,972

Net increase (decrease) in contract owners’ equity resulting from operations	2,591	(1,010)	2,498	(6,850)	14,440	(4,565)	18,635	(6,588)

Equity transactions:
Purchase payments received from contract owners (note 2a)	-	(33)	-	(30)	398	(72)	398	(23)
Transfers between subaccounts (including fixed account), net (note 3)	-	-	177	11,463	242	338	(2,096)	(3,692)
Redemptions (note 2)	(12,427)	(14,345)	(15,376)	(19,319)	(235)	(15,662)	(9,213)	(11,762)
Net policy repayments (loans) (note 2b)	-	-	-	-	-	-	-	-
Administrative charges (note 2c)	(139)	(101)	(132)	(114)	(298)	(241)	(112)	(90)
Adjustments to maintain reserves	(277)	(13)	157	(646)	(121)	649	(702)	94

Net equity transactions	(12,843)	(14,492)	(15,174)	(8,646)	(14)	(14,988)	(11,725)	(15,473)

Net change in contract owners’ equity	(10,252)	(15,502)	(12,676)	(15,496)	14,426	(19,553)	6,910	(22,061)
Contract owners’ equity beginning of period	49,392	64,894	100,285	115,781	289,134	308,687	83,223	105,284

Contract owners’ equity end of period	$39,140	49,392	87,609	100,285	303,560	289,134	90,133	83,223

CHANGES IN UNITS:
Beginning units	60	214	95	134	254	355	70	82
Units purchased	-	-	1	11	-	-	-	-
Units redeemed	(15)	(154)	(16)	(50)	-	(101)	(9)	(12)

Ending units	45	60	80	95	254	254	61	70

	SCF4		GVEX4		NVOLG1		NVOLG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,180)	(2,409)	5,186	5,403	(8,471)	(11,189)	(49)	(58)
Realized gain (loss) on investments	6,380	8,602	46,317	25,113	26,804	41,593	13	26
Change in unrealized gain (loss) on investments	5,204	(36,482)	39,185	(51,663)	(303,589)	(197,555)	(1,168)	(663)
Reinvested capital gains	30,664	23,984	22,311	18,313	310,366	217,404	1,314	885

Net increase (decrease) in contract owners’ equity resulting from operations	40,068	(6,305)	112,999	(2,834)	25,110	50,253	110	190

Equity transactions:
Purchase payments received from contract owners (note 2a)	398	(53)	1,462	849	1,054	123	-	(4)
Transfers between subaccounts (including fixed account), net (note 3)	(1,781)	886	(5,405)	1,075	133,886	(1,583)	-	-
Redemptions (note 2)	(19,163)	(24,834)	(103,624)	(45,744)	(113,898)	(123,517)	-	-
Net policy repayments (loans) (note 2b)	(24)	(24)	(652)	(603)	-	-	-	-
Administrative charges (note 2c)	(205)	(169)	(1,230)	(1,006)	(1,243)	(891)	(4)	-
Adjustments to maintain reserves	474	401	2,165	(2,000)	501	(246)	3	2

Net equity transactions	(20,301)	(23,793)	(107,284)	(47,429)	20,300	(126,114)	(1)	(2)

Net change in contract owners’ equity	19,767	(30,098)	5,715	(50,263)	45,410	(75,861)	109	188
Contract owners’ equity beginning of period	206,888	236,986	1,247,113	1,297,376	1,358,025	1,433,886	5,770	5,582

Contract owners’ equity end of period	$226,655	206,888	1,252,828	1,247,113	1,403,435	1,358,025	5,879	5,770

CHANGES IN UNITS:
Beginning units	189	210	528	548	1,157	1,266	5	5
Units purchased	1	-	2	-	13	-	-	-
Units redeemed	(19)	(21)	(48)	(20)	-	(109)	-	-

Ending units	171	189	482	528	1,170	1,157	5	5

	EIF4		SAM4		DGI		SVSB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,836	275	(7,846)	(9,110)	(367)	(1,257)	5,254	3,417
Realized gain (loss) on investments	4,897	1,722	-	-	2,594	7,500	465	(73)
Change in unrealized gain (loss) on investments	16,146	(14,829)	-	-	(8,366)	(27,007)	765	(5,941)
Reinvested capital gains	-	-	10	-	23,460	20,848	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,879	(12,832)	(7,836)	(9,110)	17,321	84	6,484	(2,597)

Equity transactions:
Purchase payments received from contract owners (note 2a)	-	(33)	239	10,308	450	830	-	(28)
Transfers between subaccounts (including fixed account), net (note 3)	(938)	1,212	456	(565)	-	-	35	(226)
Redemptions (note 2)	(16,302)	(6,949)	(120,802)	(22,407)	(5,388)	(18,751)	(22,826)	(60,864)
Net policy repayments (loans) (note 2b)	-	-	(78)	(64)	-	-	-	-
Administrative charges (note 2c)	(173)	(148)	(772)	(572)	(213)	(161)	(152)	(116)
Adjustments to maintain reserves	35	30	(106)	98	344	(264)	501	(712)

Net equity transactions	(17,378)	(5,888)	(121,063)	(13,202)	(4,807)	(18,346)	(22,442)	(61,946)

Net change in contract owners’ equity	5,501	(18,720)	(128,899)	(22,312)	12,514	(18,262)	(15,958)	(64,543)
Contract owners’ equity beginning of period	153,970	172,690	647,441	669,753	212,024	230,286	133,796	198,339

Contract owners’ equity end of period	$159,471	153,970	518,542	647,441	224,538	212,024	117,838	133,796

CHANGES IN UNITS:
Beginning units	165	171	1,001	1,021	125	136	153	223
Units purchased	-	2	1	17	-	1	1	-
Units redeemed	(18)	(8)	(189)	(37)	(3)	(12)	(25)	(70)

Ending units	147	165	813	1,001	122	125	129	153

	SVSGI1		SVSI1		FVU2		FVUS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$439	(3,131)	12,367	4,360	1,779	1,664	1,212	1,481
Realized gain (loss) on investments	30,832	13,244	(18,402)	(5,142)	347	2,818	(59)	18
Change in unrealized gain (loss) on investments	(37,400)	9,344	4,068	(9,084)	1,329	(9,948)	(802)	(2,437)
Reinvested capital gains	48,013	1,261	-	-	-	265	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,884	20,718	(1,967)	(9,866)	3,455	(5,201)	351	(938)

Equity transactions:
Purchase payments received from contract owners (note 2a)	600	994	796	(27)	-	-	-	(16)
Transfers between subaccounts (including fixed account), net (note 3)	(4,004)	-	289	642	6,519	-	1,675	(547)
Redemptions (note 2)	(70,802)	(24,061)	(16,856)	(8,051)	(1,056)	(8,652)	(7,694)	(6,693)
Net policy repayments (loans) (note 2b)	-	-	(98)	(92)	-	-	-	-
Administrative charges (note 2c)	(370)	(307)	(94)	(86)	(36)	(46)	(62)	(45)
Adjustments to maintain reserves	491	(793)	29	139	490	(45)	102	375

Net equity transactions	(74,085)	(24,167)	(15,934)	(7,475)	5,917	(8,743)	(5,979)	(6,926)

Net change in contract owners’ equity	(32,201)	(3,449)	(17,901)	(17,341)	9,372	(13,944)	(5,628)	(7,864)
Contract owners’ equity beginning of period	547,724	551,173	143,644	160,985	52,832	66,776	111,880	119,744

Contract owners’ equity end of period	$515,523	547,724	125,743	143,644	62,204	52,832	106,252	111,880

CHANGES IN UNITS:
Beginning units	338	353	202	211	46	53	115	122
Units purchased	1	1	2	1	6	-	3	3
Units redeemed	(47)	(16)	(26)	(10)	(1)	(7)	(9)	(10)

Ending units	292	338	178	202	51	46	109	115

	FEIP		FHIP		FAMP		FGP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,846	13,242	6,847	10,040	517	923	(12,989)	(12,291)
Realized gain (loss) on investments	(22,801)	(3,060)	1,159	4,281	926	1,148	61,900	28,862
Change in unrealized gain (loss) on investments	74,415	(118,464)	13,998	(23,803)	(14,608)	(44,293)	(155,842)	9,593
Reinvested capital gains	45,723	68,877	-	-	21,479	36,149	93,236	32,683

Net increase (decrease) in contract owners’ equity resulting from operations	103,183	(39,405)	22,004	(9,482)	8,314	(6,073)	(13,695)	58,847

Equity transactions:
Purchase payments received from contract owners (note 2a)	5,550	5,397	193	301	322	523	450	614
Transfers between subaccounts (including fixed account), net (note 3)	(1,157)	1,815	(268)	87	302	58	1,996	(3,496)
Redemptions (note 2)	(97,039)	(35,832)	(22,598)	(13,130)	(8,256)	(26,802)	(107,514)	(35,931)
Net policy repayments (loans) (note 2b)	(101)	(96)	-	-	-	-	(49)	(49)
Administrative charges (note 2c)	(627)	(453)	(160)	(143)	(264)	(247)	(1,051)	(790)
Adjustments to maintain reserves	(1,335)	1,033	(414)	(24)	638	(315)	(1,670)	271

Net equity transactions	(94,709)	(28,136)	(23,247)	(12,909)	(7,258)	(26,783)	(107,838)	(39,381)

Net change in contract owners’ equity	8,474	(67,541)	(1,243)	(22,391)	1,056	(32,856)	(121,533)	19,466
Contract owners’ equity beginning of period	705,370	772,911	182,901	205,292	512,153	545,009	1,078,523	1,059,057

Contract owners’ equity end of period	$713,844	705,370	181,658	182,901	513,209	512,153	956,990	1,078,523

CHANGES IN UNITS:
Beginning units	345	358	165	176	354	372	503	522
Units purchased	3	4	-	-	1	-	1	1
Units redeemed	(48)	(17)	(20)	(11)	(6)	(18)	(55)	(20)

Ending units	300	345	145	165	349	354	449	503

	FG2		FO2		PMVTRA		VWBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(458)	(457)	(20)	(44)	72	370	(465)	1,788
Realized gain (loss) on investments	329	365	50	48	(2)	4	(492)	(382)
Change in unrealized gain (loss) on investments	(3,320)	823	(1,259)	316	58	(580)	2,563	(6,838)
Reinvested capital gains	3,162	1,019	30	19	-	109	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(287)	1,750	(1,199)	339	128	(97)	1,606	(5,432)

Equity transactions:
Purchase payments received from contract owners (note 2a)	-	(21)	-	(12)	-	(7)	-	(9)
Transfers between subaccounts (including fixed account), net (note 3)	-	-	-	-	-	-	4	479
Redemptions (note 2)	-	-	-	-	-	-	(685)	(678)
Net policy repayments (loans) (note 2b)	-	-	-	-	-	-	-	-
Administrative charges (note 2c)	(82)	(64)	(37)	(28)	(8)	-	(30)	(21)
Adjustments to maintain reserves	82	84	46	31	6	5	(123)	264

Net equity transactions	-	(1)	9	(9)	(2)	(2)	(834)	35

Net change in contract owners’ equity	(287)	1,749	(1,190)	330	126	(99)	772	(5,397)
Contract owners’ equity beginning of period	34,031	32,282	18,078	17,748	10,092	10,191	32,356	37,753

Contract owners’ equity end of period	$33,744	34,031	16,888	18,078	10,218	10,092	33,128	32,356

CHANGES IN UNITS:
Beginning units	57	57	34	34	10	10	41	41
Units purchased	-	-	-	-	-	-	-	1
Units redeemed	-	-	-	-	-	-	(1)	(1)

Ending units	57	57	34	34	10	10	40	41

	VWEM		VWHA		SVDF		SVOF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,068)	(1,267)	(838)	(1,286)	(2,676)	(2,908)	628	(1,332)
Realized gain (loss) on investments	1,807	16,368	(2,065)	(850)	1,919	1,775	3,000	2,791
Change in unrealized gain (loss) on investments	(2,692)	(46,756)	31,267	(33,784)	(1,827)	(34,958)	(3,732)	(17,057)
Reinvested capital gains	571	8,475	-	-	14,367	30,513	9,988	10,795

Net increase (decrease) in contract owners’ equity resulting from operations	(1,382)	(23,180)	28,364	(35,920)	11,783	(5,578)	9,884	(4,803)

Equity transactions:
Purchase payments received from contract owners (note 2a)	-	(41)	-	(3)	-	(29)	398	(14)
Transfers between subaccounts (including fixed account), net (note 3)	1,040	(7,314)	(322)	362	56	(33)	(573)	338
Redemptions (note 2)	(1,079)	(17,620)	(944)	(107)	(3,141)	(291)	(4,409)	(4,754)
Net policy repayments (loans) (note 2b)	(24)	(24)	(24)	(25)	-	-	-	-
Administrative charges (note 2c)	(145)	(141)	(36)	(33)	(116)	(90)	(94)	(73)
Adjustments to maintain reserves	113	(162)	239	(101)	14	(316)	(28)	(481)

Net equity transactions	(95)	(25,302)	(1,087)	93	(3,187)	(759)	(4,706)	(4,984)

Net change in contract owners’ equity	(1,477)	(48,482)	27,277	(35,827)	8,596	(6,337)	5,178	(9,787)
Contract owners’ equity beginning of period	114,930	163,412	68,401	104,228	194,796	201,133	99,686	109,473

Contract owners’ equity end of period	$113,453	114,930	95,678	68,401	203,392	194,796	104,864	99,686

CHANGES IN UNITS:
Beginning units	102	123	77	77	305	306	101	106
Units purchased	2	2	-	-	1	1	1	1
Units redeemed	(2)	(23)	(1)	-	(6)	(2)	(6)	(6)

Ending units	102	102	76	77	300	305	96	101

	CAF4
	2016	2015
Investment activity:
Net investment income (loss)	$(382)	(1,404)
Realized gain (loss) on investments	42,167	2,226
Change in unrealized gain (loss) on investments	(54,057)	(13,181)
Reinvested capital gains	11,385	16,484

Net increase (decrease) in contract owners’ equity resulting from operations	(887)	4,125

Equity transactions:
Purchase payments received from contract owners (note 2a)	-	(18)
Transfers between subaccounts (including fixed account), net (note 3)	(131,813)	(1,958)
Redemptions (note 2)	(258)	(2,100)
Net policy repayments (loans) (note 2b)	-	-
Administrative charges (note 2c)	(26)	(101)
Adjustments to maintain reserves	203	28

Net equity transactions	(131,894)	(4,149)

Net change in contract owners’ equity	(132,781)	(24)
Contract owners’ equity beginning of period	132,781	132,805

Contract owners’ equity end of period	$-	132,781

CHANGES IN UNITS:
Beginning units	157	162
Units purchased	-	-
Units redeemed	(157)	(5)

Ending units	-	157

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VA Separate Account 1 (the Account) was established on October 19, 1992 by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of Pennsylvania law. On December 31, 2009 NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

DREYFUS CORPORATION

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Growth and Income Portfolio - Initial Shares (DGI)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Service Class (MEGSS)*

Investors Trust Series - Service Class (MVITSC)*

New Discovery Series - Service Class (MNDSC)*

Research Series - Service Class (MVRSC)*

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Money Market Fund - Class IV (SAM4)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Variable Series I - DWS Bond VIP - Class A (SVSB1)

Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)

Variable Series I - DWS International VIP - Class A (SVSI1)

FEDERATED INVESTORS

Managed Volatility Fund II (FVU2)

Fund for US Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Overseas Portfolio - Service Class 2 (FO2)

PIMCO FUNDS

High Yield Portfolio - Administrative Class (PMVHYA)*

Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owner’s equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

Deductions for premium taxes are made from the premiums by the Company (0 - 5% of premium payments depending on the Insured’s state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 contract years (surrender charges ranges from 0 - 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 - 9 contract years following a premium payment (surrender charges ranges from 0 - 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(b) Contract Loans

Contract provisions allow contract owners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(c) Administrative Charges

An annual administrative fee of $0 - $30 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. An optional annual deduction for an additional death benefit rider may be made (0.25% of the contract account value). During any given contract year, the first twelve transfers by contract owners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contract owners will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(d) Mortality and Expense Risk Charges

In addition, to compensate for costs associated with administration of the contracts, for some contracts the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of 0.15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statement of Operations. The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(3) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $0 and $0, respectively, and total transfers from the Account to the fixed account were $1,074 and $997, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$9,074,903	$-	$-	$9,074,903

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	$24,910	$40,084
NVIT Nationwide Fund - Class IV (TRF4)	5,926	14,623
NVIT Government Bond Fund - Class IV (GBF4)	4,948	22,630
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,495	13,238
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	3,724	17,741
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	34,321	4,776
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	8,857	12,565
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	31,809	24,099
NVIT S&P 500 Index Fund - Class IV (GVEX4)	49,607	131,559
NVIT Large Cap Growth Fund - Class I (NVOLG1)	461,211	139,526
NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,344	83
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	4,021	19,598
NVIT Money Market Fund - Class IV (SAM4)	661	129,454
Growth and Income Portfolio - Initial Shares (DGI)	26,451	8,509
Variable Series I - DWS Bond VIP - Class A (SVSB1)	7,166	24,856
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	58,889	85,014
Variable Series I - DWS International VIP - Class A (SVSI1)	15,326	18,923
Managed Volatility Fund II (FVU2)	9,044	1,836
Fund for US Government Securities II (FVUS2)	5,418	10,287
Equity-Income Portfolio - Initial Class (FEIP)	65,477	107,282
High Income Portfolio - Initial Class (FHIP)	9,529	25,515
VIP Asset Manager Portfolio - Initial Class (FAMP)	29,442	15,342
VIP Growth Portfolio - Initial Class (FGP)	101,852	127,774
VIP Growth Portfolio - Service Class 2 (FG2)	3,162	540
VIP Overseas Portfolio - Service Class 2 (FO2)	249	276
Total Return Portfolio - Administrative Class (PMVTRA)	215	151
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	221	1,397
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	2,658	3,362
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	322	2,486
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	14,864	6,373
Advantage VT Opportunity Fund - Class 2 (SVOF)	12,547	6,610
American Century NVIT Growth Fund - Class IV (Obsolete) (CAF4)	11,602	132,688

	$1,009,268	$1,149,197

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016			1.40%	107			$1,754.78	$187,761	1.33%			8.84%
2015			1.40%	128			1,612.21	206,363	1.03%			-4.54%
2014			1.40%	132			1,688.89	222,934	1.04%			11.88%
2013			1.40%	147			1,509.62	221,914	1.22%			32.48%
2012			1.40%	180			1,139.53	205,116	0.99%			10.41%
NVIT Nationwide Fund - Class IV (TRF4)
2016			1.40%	236			1,835.21	433,109	1.46%			9.85%
2015			1.40%	241			1,670.60	402,614	1.22%			-0.53%
2014	1.20%	to	1.40%	285	192.13	to	1,679.58	417,695	1.12%	10.89%	to	10.67%
2013	1.20%	to	1.40%	342	173.25	to	1,517.62	463,907	1.33%	29.44%	to	29.18%
2012	1.20%	to	1.40%	428	133.84	to	1,174.78	394,547	1.25%	12.85%	to	12.63%
NVIT Government Bond Fund - Class IV (GBF4)
2016			1.40%	247			969.65	239,503	1.89%			-0.65%
2015			1.40%	266			976.02	259,623	1.76%			-1.50%
2014			1.40%	269			990.88	266,546	2.00%			3.12%
2013			1.40%	271			960.86	260,394	2.06%			-5.47%
2012			1.40%	192			1,016.44	195,156	2.12%			1.63%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016			1.40%	45			869.78	39,140	1.56%			5.66%
2015			1.40%	60			823.21	49,392	1.36%			-1.72%
2014	1.20%	to	1.40%	214	84.72	to	837.62	64,894	1.53%	3.93%	to	3.72%
2013	1.20%	to	1.40%	246	81.52	to	807.59	87,577	1.58%	15.24%	to	15.01%
2012	1.20%	to	1.40%	519	70.74	to	702.21	118,103	1.58%	9.49%	to	9.27%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2016			1.40%	80			1,095.12	87,609	2.82%			3.74%
2015			1.40%	95			1,055.63	100,285	1.16%			-6.41%
2014	1.20%	to	1.40%	134	141.76	to	1,127.91	115,781	4.24%	-10.54%	to	-10.72%
2013	1.20%	to	1.40%	152	158.46	to	1,263.38	151,151	2.03%	20.01%	to	19.77%
2012	1.20%	to	1.40%	253	132.05	to	1,054.87	178,291	0.33%	15.76%	to	15.52%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016			1.40%	254			1,195.12	303,560	0.00%			4.99%
2015			1.40%	254			1,138.32	289,134	0.00%			-1.57%
2014	1.20%	to	1.40%	355	116.97	to	1,156.51	308,687	0.00%	2.79%	to	2.59%
2013	1.20%	to	1.40%	444	113.79	to	1,127.33	401,209	0.00%	37.29%	to	37.01%
2012	1.20%	to	1.40%	500	82.89	to	822.78	335,183	0.00%	13.53%	to	13.30%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2016			1.40%	61			1,477.59	90,133	0.63%			24.28%
2015			1.40%	70			1,188.90	83,223	0.67%			-7.40%
2014			1.40%	82			1,283.96	105,284	0.49%			5.54%
2013			1.40%	131			1,216.62	159,377	0.67%			38.45%
2012			1.40%	215			878.72	188,926	0.80%			18.90%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2016			1.40%	171			1,325.47	226,655	0.32%			21.09%
2015			1.40%	189			1,094.64	206,888	0.37%			-3.00%
2014			1.40%	210			1,128.50	236,986	0.16%			-0.59%
2013			1.40%	236			1,135.15	267,894	0.15%			38.99%
2012			1.40%	312			816.70	254,810	0.16%			13.90%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2016			1.40%	482			2,599.23	1,252,828	1.82%			10.05%
2015			1.40%	528			2,361.96	1,247,113	1.83%			-0.23%
2014			1.40%	548			2,367.47	1,297,376	1.61%			11.72%
2013			1.40%	675			2,119.21	1,430,464	1.84%			30.24%
2012			1.40%	788			1,627.16	1,282,199	1.80%			14.12%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	1.40%	1,170	1,199.52	1,403,435	0.76%	2.20%
2015	1.40%	1,157	1,173.75	1,358,025	0.62%	3.63%
2014	1.40%	1,266	1,132.61	1,433,886	0.71%	7.29%
2013	1.40%	1,423	1,055.68	1,502,235	0.77%	34.80%
2012	1.40%	1,657	783.13	1,297,640	0.64%	17.03%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2016	1.40%	5	1,175.78	5,879	0.52%	1.89%
2015	1.40%	5	1,153.95	5,770	0.39%	3.37%
2014	1.40%	5	1,116.38	5,582	0.06%	7.05%
2013	1.40%	66	1,042.83	68,827	0.54%	34.39%
2012	1.40%	67	775.96	51,989	0.47%	16.77%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2016	1.40%	147	1,084.84	159,471	2.61%	16.25%
2015	1.40%	165	933.15	153,970	1.57%	-7.60%
2014	1.40%	171	1,009.88	172,690	1.65%	7.69%
2013	1.40%	200	937.77	187,553	0.00%	33.76%
2012	1.40%	227	701.11	159,151	1.26%	16.82%
NVIT Money Market Fund - Class IV (SAM4)
2016	1.40%	813	637.81	518,542	0.01%	-1.39%
2015	1.40%	1,001	646.79	647,441	0.00%	-1.40%
2014	1.40%	1,021	655.98	669,753	0.00%	-1.40%
2013	1.40%	1,306	665.29	868,871	0.00%	-1.40%
2012	1.40%	1,410	674.74	951,380	0.00%	-1.40%
Growth and Income Portfolio - Initial Shares (DGI)
2016	1.40%	122	1,840.48	224,538	1.21%	8.51%
2015	1.40%	125	1,696.19	212,024	0.86%	0.17%
2014	1.40%	136	1,693.28	230,286	0.77%	8.54%
2013	1.40%	192	1,559.98	299,517	0.92%	34.88%
2012	1.40%	183	1,156.55	211,649	1.30%	16.43%
Variable Series I - DWS Bond VIP - Class A (SVSB1)
2016	1.40%	129	913.48	117,838	5.45%	4.46%
2015	1.40%	153	874.48	133,796	3.41%	-1.68%
2014	1.40%	223	889.41	198,339	3.52%	5.15%
2013	1.40%	242	845.85	204,696	3.68%	-4.38%
2012	1.40%	223	884.58	197,260	4.27%	6.27%
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
2016	1.40%	292	1,765.49	515,523	1.47%	8.95%
2015	1.40%	338	1,620.49	547,724	0.84%	3.78%
2014	1.40%	353	1,561.40	551,173	1.09%	10.27%
2013	1.40%	391	1,415.97	553,645	1.42%	35.42%
2012	1.40%	419	1,045.63	438,118	1.23%	14.20%
Variable Series I - DWS International VIP - Class A (SVSI1)
2016	1.40%	178	706.42	125,743	10.89%	-0.66%
2015	1.40%	202	711.11	143,644	4.16%	-6.80%
2014	1.40%	211	762.96	160,985	1.77%	-12.99%
2013	1.40%	244	876.89	213,961	5.11%	18.56%
2012	1.40%	282	739.64	208,577	2.15%	18.97%
Managed Volatility Fund II (FVU2)
2016	1.40%	51	1,219.69	62,204	4.69%	6.20%
2015	1.40%	46	1,148.52	52,832	4.27%	-8.84%
2014	1.40%	53	1,259.93	66,776	3.22%	2.47%
2013	1.40%	54	1,229.61	66,399	2.97%	20.05%
2012	1.40%	59	1,024.24	60,430	2.92%	11.97%
Fund for US Government Securities II (FVUS2)
2016	1.40%	109	974.79	106,252	2.49%	0.20%
2015	1.40%	115	972.87	111,880	2.69%	-0.88%
2014	1.40%	122	981.50	119,744	3.22%	3.17%
2013	1.40%	166	951.37	157,928	3.34%	-3.41%
2012	1.40%	176	984.99	173,358	3.80%	1.54%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity-Income Portfolio - Initial Class (FEIP)
2016	1.40%	300	2,379.48	713,844	2.23%	16.38%
2015	1.40%	345	2,044.55	705,370	3.20%	-5.30%
2014	1.40%	358	2,158.97	772,911	2.76%	7.21%
2013	1.40%	436	2,013.84	878,034	2.52%	26.37%
2012	1.40%	467	1,593.64	744,232	2.91%	15.67%
High Income Portfolio - Initial Class (FHIP)
2016	1.40%	145	1,252.82	181,658	5.18%	13.02%
2015	1.40%	165	1,108.49	182,901	6.44%	-4.97%
2014	1.40%	176	1,166.43	205,292	5.44%	-0.25%
2013	1.40%	193	1,169.37	225,688	5.58%	4.47%
2012	1.40%	204	1,119.29	228,334	5.43%	12.64%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	1.40%	349	1,470.51	513,209	1.49%	1.64%
2015	1.40%	354	1,446.76	512,153	1.58%	-1.25%
2014	1.40%	372	1,465.08	545,009	1.39%	4.36%
2013	1.40%	435	1,403.85	610,674	1.58%	14.10%
2012	1.40%	469	1,230.39	577,051	1.50%	10.91%
VIP Growth Portfolio - Initial Class (FGP)
2016	1.40%	449	2,131.38	956,990	0.04%	-0.60%
2015	1.40%	503	2,144.18	1,078,523	0.26%	5.68%
2014	1.40%	522	2,028.85	1,059,057	0.17%	9.75%
2013	1.40%	628	1,848.60	1,160,921	0.29%	34.44%
2012	1.40%	697	1,375.02	958,389	0.56%	13.09%
VIP Growth Portfolio - Service Class 2 (FG2)
2016	1.40%	57	592.00	33,744	0.00%	-0.84%
2015	1.40%	57	597.04	34,031	0.03%	5.42%
2014	1.40%	57	566.35	32,282	0.00%	9.47%
2013	1.40%	106	517.36	54,840	0.05%	34.11%
2012	1.40%	141	385.77	54,394	0.36%	12.81%
VIP Overseas Portfolio - Service Class 2 (FO2)
2016	1.40%	34	496.70	16,888	1.26%	-6.58%
2015	1.40%	34	531.70	18,078	1.15%	1.86%
2014	1.40%	34	521.99	17,748	0.85%	-9.57%
2013	1.40%	51	577.24	29,439	1.12%	28.36%
2012	1.40%	68	449.71	30,580	1.77%	18.70%
High Yield Portfolio - Administrative Class (PMVHYA)
2013	1.40%	19	1,003.90	19,074	5.45%	4.26%
2012	1.40%	19	962.92	18,296	5.78%	12.71%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	1.40%	10	1,021.85	10,218	2.08%	1.25%
2015	1.40%	10	1,009.21	10,092	5.00%	-0.97%
2014	1.40%	10	1,019.10	10,191	1.78%	2.81%
2013	1.40%	55	991.24	54,518	2.20%	-3.33%
2012	1.40%	55	1,025.36	56,395	2.57%	8.06%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2016	1.40%	40	828.20	33,128	0.00%	4.95%
2015	1.40%	41	789.16	32,356	6.41%	-14.30%
2014	1.40%	41	920.80	37,753	5.24%	0.76%
2013	1.40%	45	913.82	41,122	2.27%	-10.43%
2012	1.40%	47	1,020.25	47,952	4.15%	4.08%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	1.40%	102	1,112.28	113,453	0.46%	-1.29%
2015	1.40%	102	1,126.76	114,930	0.57%	-15.19%
2014	1.40%	123	1,328.55	163,412	0.53%	-1.80%
2013	1.40%	137	1,352.90	185,347	1.78%	10.46%
2012	1.40%	217	1,224.75	265,772	0.00%	28.00%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	1.40%	76	1,258.92	95,678	0.38%	41.72%
2015	1.40%	77	888.33	68,401	0.03%	-34.37%
2014	1.40%	77	1,353.61	104,228	0.09%	-20.23%
2013	1.40%	92	1,696.88	156,113	0.67%	9.00%
2012	1.40%	94	1,556.81	146,341	0.62%	1.95%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2016	1.40%	300	677.97	203,392	0.00%	6.15%
2015	1.40%	305	638.68	194,796	0.00%	-2.83%
2014	1.40%	306	657.30	201,133	0.00%	-1.04%
2013	1.40%	315	664.21	209,226	0.01%	41.80%
2012	1.40%	327	468.40	153,168	0.00%	16.09%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	1.40%	96	1,092.33	104,864	2.02%	10.67%
2015	1.40%	101	986.99	99,686	0.13%	-4.43%
2014	1.40%	106	1,032.77	109,473	0.06%	8.89%
2013	1.40%	111	948.46	105,279	0.20%	28.86%
2012	1.40%	117	736.03	86,115	0.10%	13.91%
American Century NVIT Growth Fund - Class IV (obsolete) (CAF4)
2015	1.40%	157	845.74	132,781	0.36%	3.17%
2014	1.40%	162	819.78	132,805	0.34%	9.78%
2013	1.40%	179	746.76	133,671	0.69%	27.94%
2012	1.40%	191	583.69	111,485	0.56%	12.43%

2016	Contract owners’ equity:				$9,076,789
2015	Contract owners’ equity:				$9,395,839
2014	Contract owners’ equity:				$10,036,691
2013	Contract owners’ equity:				$11,431,465
2012	Contract owners’ equity:				$10,380,387
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.